Assets Held for Sale - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Financial assets written down to fair value	£ 12,402	£ 10,906
Assets held for sale [member] | Level 3 [member]
Disclosure of detailed information about intangible assets [line items]
Financial assets written down to fair value	£ 51	£ 63